INCOME TAX EXPENSE/(CREDIT) - ANALYSIS OF DIFFERENCES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAX EXPENSE/CREDIT [abstract]
Profit (loss) before tax	¥ (690,745)	$ (105,862)	¥ 1,009,092	¥ 1,068,800
Tax calculated at the statutory rate of 25%	(172,686)		252,273	267,200
Effect of expenses not deductible for tax purposes	18,939		2,921	19,647
Effect of income not subject to tax	(7,474)		(1,762)	(3,432)
Tax losses for which no deferred tax asset was recognized	27,420		11,249	9,098
Adjustments for current tax of prior periods	1,194		(2,410)	(2,335)
Utilization of previously unrecognized tax losses	(38)		(1,143)	(412)
Income tax expense/(credit)	¥ (132,645)	$ (20,329)	¥ 261,128	¥ 289,766

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.